BASIC AND DILUTED NET LOSS PER SHARE - Summary of Computation of the Net Loss Per Share (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net loss	$ (31,121)	$ (51,305)
Denominator:
Weighted average number of ordinary shares used in computing basic net loss per ordinary share	192,642,299	166,095,197
Weighted average number of ordinary shares used in computing diluted net loss per ordinary share	192,642,299	166,095,197